FINANCIAL INSTRUMENTS - Fair value hierarchy of financial instruments measured at fair value (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments - derivative instruments	$ 442
Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments - derivative instruments	$ 442